FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/11_

Item 1. Schedule of Investments.

Quarterly Statement of Investments See Notes to Statements of Investments

# Templeton Growth Fund, Inc.
## Statement of Investments, May 31, 2011 (unaudited) *(continued)*

| | | | |
|---|---|---|---|
| SBM Offshore NV | Energy Equipment & Services | 3,255,217 | 85,733,817 |
| | | | 665,103,724 |
| **Norway 0.6%** | | | |
| Statoil ASA | Oil, Gas & Consumable Fuels | 4,527,799 | 119,473,425 |
| **Russia 0.7%** | | | |
| Gazprom, ADR | Oil, Gas & Consumable Fuels | 8,346,300 | 123,107,925 |
| **Singapore 2.7%** | | | |
| DBS Group Holdings Ltd. | Commercial Banks | 8,010,734 | 96,123,612 |
| ªFlextronics International Ltd. | Electronic Equipment, Instruments & Components | 11,802,010 | 85,446,552 |
| Singapore Telecommunications Ltd. | Diversified Telecommunication Services | 123,407,000 | 321,174,372 |
| | | | 502,744,536 |
| **South Korea 3.6%** | | | |
| Hyundai Motor Co. Ltd. | Automobiles | 279,237 | 65,375,376 |
| KB Financial Group Inc. | Commercial Banks | 3,555,053 | 169,759,137 |
| KT Corp., ADR | Diversified Telecommunication Services | 6,779,000 | 123,513,380 |
| Samsung Electronics Co. Ltd. | Semiconductors & Semiconductor Equipment | 373,651 | 312,501,810 |
| | | | 671,149,703 |
| **Spain 1.6%** | | | |
| Inditex SA | Specialty Retail | 1,095,610 | 99,606,571 |
| Telefonica SA | Diversified Telecommunication Services | 7,732,931 | 187,805,818 |
| | | | 287,412,389 |
| **Sweden 0.9%** | | | |
| Telefonaktiebolaget LM Ericsson, B | Communications Equipment | 11,794,737 | 174,521,622 |
| **Switzerland 6.2%** | | | |
| Adecco SA | Professional Services | 840,977 | 57,231,788 |
| Credit Suisse Group AG | Capital Markets | 2,183,787 | 93,751,794 |
| Lonza Group AG | Life Sciences Tools & Services | 1,148,363 | 99,219,640 |
| Nestle SA | Food Products | 2,907,761 | 186,635,304 |
| Novartis AG | Pharmaceuticals | 3,331,894 | 214,834,900 |
| Roche Holding AG | Pharmaceuticals | 1,484,428 | 261,036,577 |
| Swiss Re Ltd. | Insurance | 2,631,217 | 156,546,615 |
| Swiss Reinsurance Co. Ltd. | Insurance | 168,293 | 10,022,608 |
| ªUBS AG | Capital Markets | 3,964,399 | 75,941,711 |
| | | | 1,155,220,937 |
| **Taiwan 1.2%** | | | |
| Taiwan Semiconductor Manufacturing Co. Ltd. | Semiconductors & Semiconductor Equipment | 85,770,358 | 229,659,154 |
| **Turkey 0.6%** | | | |
| ªTurkcell Iletisim Hizmetleri AS, ADR | Wireless Telecommunication Services | 8,432,010 | 118,638,381 |
| **United Kingdom 14.2%** | | | |
| Aviva PLC | Insurance | 33,798,873 | 242,940,483 |
| BAE Systems PLC | Aerospace & Defense | 14,269,765 | 77,522,108 |
| BP PLC | Oil, Gas & Consumable Fuels | 37,165,100 | 286,348,518 |
| Carillion PLC | Construction & Engineering | 1,386,176 | 8,744,796 |
| Compass Group PLC | Hotels, Restaurants & Leisure | 13,443,550 | 130,586,955 |
| GlaxoSmithKline PLC | Pharmaceuticals | 17,671,710 | 383,650,859 |
| HSBC Holdings PLC | Commercial Banks | 16,441,340 | 173,254,785 |
| ªInternational Consolidated Airlines Group SA | Airlines | 15,258,904 | 59,401,276 |
| Kingfisher PLC | Specialty Retail | 42,056,177 | 198,657,305 |
| Pearson PLC | Media | 6,270,967 | 117,754,187 |
| ªRentokil Initial PLC | Commercial Services & Supplies | 15,881,633 | 25,792,190 |
| Royal Dutch Shell PLC, B | Oil, Gas & Consumable Fuels | 9,550,003 | 345,339,708 |

[a] Non-income producing.
[b] See Note 4 regarding restricted securities.
[c] See Note 5 regarding holdings of 5% voting securities.
[d] See Note 6 regarding investment in Templeton China Opportunities Fund, Ltd.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Templeton Growth Fund, Inc.
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in securities and other financial investments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the
Fund’s Board of Directors, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the
NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.
Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the
Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

### 3. INCOME TAXES

At May 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

| | |
|---|---|
| Cost of investments | $ 16,661,475,542 |
| Unrealized appreciation | $ 3,778,672,405 |
| Unrealized depreciation | (2,002,328,477) |
| Net unrealized appreciation (depreciation) | $ 1,776,343,928 |

### 4. RESTRICTED SECURITIES

At May 31, 2011, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

| Shares | Issuer | Acquisition Dates | Cost | Value |
|---|---|---|---|---|
| 8,390,475 | Templeton China Opportunities Fund, Ltd., Reg D | | | |
| | **Total Restricted Securities** (0.56% of Net Assets) | 1/27/10 - 3/17/10 | $ 83,835,500 | $ 103,538,458 |

### 5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the nine months ended May 31, 2011, were as shown below.

| Name of Issuer | Number of Shares Held at Beginning of Period | Gross Additions | Gross Reductions | Number of Shares Held at End of Period | Value at End of Period | Investment Income | Realized Capital Gain (Loss) |
|---|---|---|---|---|---|---|---|
| **Controlled Affiliates*** | | | | | | | |
| Templeton China Opportunities Fund, Ltd., Reg D | 8,390,475 | - | - | 8,390,475 | $103,538,458 | $ - | $ - |
| **Total Affiliated Securities** (0.56% of Net Assets) | | | | | $103,538,458 | $ - | $ - |

*Issuer in which the Fund owns 25% or more of the outstanding voting securities.

### 6. INVESTMENT IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Fund invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (an affiliate of the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government and thus the Fund may incur delays in redeeming its investment in the China Fund. The Fund's investment in the China Fund is valued based upon the fair value of the China Fund's portfolio securities and other assets and liabilities.

## 7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical securities
- Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund's assets and liabilities carried at fair value:

| | Level 1 | Level 2 | Level 3 | Total |
|---|---|---|---|---|
| **Assets:** | | | | |
| Investments in Securities: | | | | |
| Equity Investments* | $ 18,158,081,012 | $ - | $ - | $ 18,158,081,012 |
| Non-Registered Mutual Funds | - | - | 103,538,458 | 103,538,458 |
| Short Term Investments | - | 176,200,000 | - | 176,200,000 |
| Total Investments in Securities | $ 18,158,081,012 | $ 176,200,000 | $ 103,538,458 | $ 18,437,819,470 |

*Includes common and preferred stocks as well as other equity interests. For detailed country descriptions, see the accompanying Statement of Investments.

The reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended May 31, 2011, is as follows:

| | Balance at Beginning of Period | Purchases | Sales | Transfers Into Level 3 | Transfers Out of Level 3 | Cost Basis Adjustments | Net Realized Gain (Loss) | Net Unrealized Gain (Loss) | Balance at End of Period | Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End |
|---|---|---|---|---|---|---|---|---|---|---|
| **Assets** | | | | | | | | | | |
| Investments in Securities: | | | | | | | | | | |
| Non-Registered Mutual Funds | $ 89,190,746 | $ - | $ - | $ - | $ - | $ - | $ - | $ 14,347,712 | $ 103,538,458 | $ 14,347,712 |

## 8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

9. SUBSEQUENT EVENTS The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Growth Fund, Inc.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2011

By /s/ MARK H. OTANI

      Mark H. Otani

      Chief Financial Officer and

 Chief Accounting Officer

Date  July 27, 2011